Earnings Per Share (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Weighted average shares outstanding	174.9	171.8	169.5
Dilutive effect of weighted average number of stock options	1.6	1.4	1.1
Weighted average diluted shares outstanding	176.5	173.2	170.6